Financial Derivatives (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative [Line Items]
Cash And Securities Held To Collateralize Net Derivative Assets	$ 1,100
Cash And Securities Pledged To Collateralize Net Derivative Liabilities	1,400
Aggregate fair value of all derivative instruments with credit-risk-related contingent features	1,700
Collateral posted on derivative instruments with credit-risk-related contingent features	1,200
Maximum amount of collateral PNC would have been required to post if the credit-risk-related contingent features underlying these agreements had been triggered	500
Risk Participation Agreements Sold
Derivative [Line Items]
Derivative Liability, Notional Amount	8,000	$ 6,000
Credit Derivative, Maximum Exposure, Undiscounted	300	200
Cash Flow Hedging | Interest Rate Contract
Derivative [Line Items]
Cash flow hedge gain (loss) to be reclassified within twelve months	164
Cash flow hedge gain (loss) to be reclassified within twelve months, net of tax	$ 129
Maximum length of time over which forecasted loan cash flows are hedged	10 years
Net Investment Hedging | Foreign Exchange Contract
Derivative [Line Items]
Other Comprehensive Income (Loss), Derivative, Excluded Component, Increase (Decrease), after Adjustments, before Tax	$ (24)	$ 76	$ (81)